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New York Life Insurance Company

51 Madison Ave., New York, NY 10010

(212) 576-5522  Fax: (212) 576-7101

E-mail : charles_f_furtado@newyorklife.com

www.newyorklife.com

Charles F. Furtado, Jr.

Assistant General Counsel

VIA EDGAR

August 20, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Universal Life Separate Account – I

File No. 333-102674

Commissioners:

On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 14 on Form N-6 that was filed by the Registrant on August 13, 2012 (the “Amendment”); and (ii) the text of the Amendment was filed electronically on August 13, 2012.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-5522.

Very truly yours,

/s/ Charles F. Furtado, Jr.
Charles F. Furtado, Jr. Assistant General Counsel